Summary of Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Less: sales tax	¥ 286	$ 43	¥ 440	¥ 255
Total Revenue	254,444	37,102	251,076	125,445
Learning Services
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	130,805	19,074	108,047	65,842
Tourism Services
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	118,365	17,260	138,295	51,880
Learning Technology and Content Solutions
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	¥ 5,560	$ 811	¥ 5,174	¥ 7,978